Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	$ 5,500	¥ 35,782	¥ 32,988
Unamortized discount and debt issuance costs	(27)	(171)	(137)
Long-term Debt, Total	$ 5,473	¥ 35,611	¥ 32,851